Organization (Tables)	12 Months Ended
Dec. 31, 2020
Organization
Schedule of major subsidiaries and consolidated VIEs (inclusive of the VIEs' subsidiaries)

	Date of		Percentage of
	incorporation or	Place of	direct or indirect
Name	acquisition	incorporation	economic ownership
Subsidiaries
Beike Group (Cayman) Limited	August 6, 2018	Cayman Island	100%
Beike Group (BVI) Limited	July 12, 2018	British Virgin Islands	100%
Sharehome HK International Limited	December 16, 2016	Hong Kong	100%
Beike (Tianjin) Investment Co., Ltd. (“Beike Tianjin”)	September 29, 2018	PRC	100%
Jinbei (Tianjin) Technology Co., Ltd. (“Jinbei Technology”)	August 22, 2018	PRC	100%
Beike Jinke (Tianjin) Technology Co., Ltd. (“Beike Jinke”)	October 30, 2018	PRC	100%
Lianjia (Tianjin) Enterprise Management Co., Ltd. (“Lianjia Enterprise Management”)	August 13, 2018	PRC	100%
Beijing Lianjia Zhidi Real Estate Brokerage Co., Ltd. (“Lianjia Zhidi”)	June 25, 2008	PRC	100%
Deyou Real Estate Agency Co., Ltd. (“Deyou Real Estate Agency”)	December 30, 2015	PRC	100%
Beike Zhaofang (Beijing) Technology Co., Ltd. (“Beike Zhaofang”)	August 3, 2015	PRC	100%
Beike Technology Co., Ltd.	June 28, 2017	PRC	100%
Consolidated VIEs
Beijing Lianjia Real Estate Brokerage Co., Ltd. (“Beijing Lianjia”)	September 30, 2001	PRC	100%
Beijing Yiju Taihe Technology Co., Ltd. (“Yiju Taihe”)	July 23, 2010	PRC	100%
Tianjin Xiaowu Information & Technology Co., Ltd. (“Tianjin Xiaowu”)	November 14, 2017	PRC	100%
Subsidiaries of VIEs
Beijing Zhongrongxin Financing Guarantee Co., Ltd.	July 25, 2008	PRC	100%
Beijing Ehomepay Technologies Co., Ltd.	August 8, 2013	PRC	100%

Schedule of financial positions of the businesses that currently constitute the VIE entities and the operation results for the years

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Cash and cash equivalents	3,569,728	1,082,388
Restricted cash	3,792,659	6,061,240
Short‑term investments	1,821,946	1,065,752
Short‑term financing receivables, net	2,125,621	953,840
Accounts receivable, net	78,480	92,123
Amounts due from and prepayments to related parties	664,078	533,988
Loan receivables from related parties	1,924,500	20,000
Prepayments, receivables and other assets	718,610	357,927
Amounts due from non‑VIE subsidiaries	18,089,207	2,603,884
Total current assets	32,784,829	12,771,142
Property and equipment, net	163,450	103,914
Right‑of‑use assets	219,632	45,609
Long‑term financing receivables, net	265,868	218,018
Long‑term investments, net	306,874	106,742
Intangible assets, net	58,262	48,452
Goodwill	7,522	7,522
Non‑current restricted cash	131,574	—
Other non‑current assets	8,045	183,914
Total non‑current assets	1,161,227	714,171
Total assets	33,946,056	13,485,313
Accounts payable	120,892	139,103
Amounts due to related parties	104,957	1,537
Employee compensation and welfare payable	1,587,750	358,456
Customer deposits payable	3,173,825	5,380,491
Income taxes payable	206,334	146,119
Short‑term borrowings	720,000	—
Lease liabilities current portion	98,260	18,079
Short‑term funding debts	2,291,723	1,432,375
Contract liabilities	49,191	27,397
Accrued expenses and other current liabilities	205,337	416,197
Amounts due to non‑VIE subsidiaries	20,487,070	1,844,518
Total current liabilities	29,045,339	9,764,272
Deferred tax liabilities	49,524	7,700
Lease liabilities non‑current portion	101,727	25,475
Long‑term funding debts	7,500	15,000
Total non‑current liabilities	158,751	48,175
Total liabilities	29,204,090	9,812,447

	For the Year Ended December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Total net revenues	6,793,851	1,207,598
Net income (loss)	(187,538)	614,223
Net cash provided by (used in) operating activities	6,701,805	(2,192,335)
Net cash provided by (used in) investing activities	(698,934)	3,413,849
Net cash used in financing activities	(7,442,072)	(1,571,848)
Net decrease in cash, cash equivalents and restricted cash	(1,439,201)	(350,334)